Retirement and Other Benefit Plans	12 Months Ended
Sep. 30, 2013
Retirement Plans [Abstract]
Retirement Plans
12. Retirement and Other Benefit Plans

Substantially all domestic employees were covered by a defined contribution pension plan maintained by the Company. Effective December 31, 2003, the Company’s defined benefit plan was frozen and no additional benefits have been accrued after that date. As a result, the accumulated benefit obligation and projected benefit obligation are equal. These frozen retirement income benefits are provided to employees under defined benefit pay-related and flat-dollar plans, which are noncontributory. In conjunction with the acquisition of Doble, the Company assumed responsibility for its defined benefit plan and has frozen the plan effective December 31, 2008, and no additional benefits have been accrued after that date. Effective October 1, 2009, the Company’s defined benefit plan and Doble’s benefit plan were merged into one plan. The annual contributions to the defined benefit retirement plans equal or exceed the minimum funding requirements of the Employee Retirement Income Security Act. In addition to providing retirement income benefits, the Company provides unfunded postretirement health and life insurance benefits to certain retirees. To qualify, an employee must retire at age 55 or later and the employee’s age plus service must equal or exceed 75. Retiree contributions are defined as a percentage of medical premiums. Consequently, retiree contributions increase with increases in the medical premiums. The life insurance plans are noncontributory and provide coverage of a flat dollar amount for qualifying retired employees. Effective December 31, 2004, no new retirees were eligible for life insurance benefits.

The Company uses a measurement date of September 30 for its pension and other postretirement benefit plans. The Company has an accrued benefit liability of $0.7 million and $0.8 million at September 30, 2013, and 2012, respectively, related to its other postretirement benefit obligations. All other information related to its postretirement benefit plans is not considered material to the Company’s results of operations or financial condition.

The following tables provide a reconciliation of the changes in the pension plans and fair value of assets over the two-year period ended September 30, 2013, and a statement of the funded status as of September 30, 2013, and 2012:

(Dollars in millions)	2013	2012
Reconciliation of benefit obligation
Net benefit obligation at beginning of year	$97.1	83.2
Service cost	0.1	0.1
Interest cost	3.6	3.8
Actuarial (gain) loss	(9.7)	13.4
Settlements	(0.3)	—
Gross benefits paid	(3.6)	(3.4)
Net benefit obligation at end of year	$87.2	97.1

(Dollars in millions)	2013	2012
Reconciliation of fair value of plan assets
Fair value of plan assets at beginning of year	$61.1	50.5
Actual return on plan assets	6.2	9.0
Employer contributions	4.5	5.0
Gross benefits paid	(3.9)	(3.4)
Settlements	—	—
Fair value of plan assets at end of year	$67.9	61.1

(Dollars in millions)	2013	2012
Funded Status
Funded status at end of year	$(19.3)	(36.0)
Unrecognized prior service cost	—	—
Unrecognized net actuarial (gain) loss	—	—
Accrued benefit cost	(19.3)	(36.0)
Amounts recognized in the Balance Sheet consist of:
Noncurrent asset	—	—
Current liability	(0.3)	(0.5)
Noncurrent liability	(19.0)	(35.5)
Accumulated other comprehensive (income)/loss (before tax effect)	34.8	48.3
Amounts recognized in Accumulated Other Comprehensive (Income)/Loss consist of:
Net actuarial loss	34.8	48.2
Prior service cost	—	0.1
Accumulated Other Comprehensive (Income)/Loss	$34.8	48.3

The following table provides the components of net periodic benefit cost for the plans for the years ended September 30, 2013, 2012 and 2011:

(Dollars in millions)	2013	2012	2011
Service cost	$0.1	0.1	0.1
Interest cost	3.6	3.8	3.9
Expected return on plan assets	(4.4)	(4.1)	(4.2)
Net actuarial loss	2.1	1.5	1.1
Settlement gain	(0.1)	—	—
Net periodic benefit cost	1.3	1.3	0.9
Defined contribution plans	4.6	4.5	3.7
Total	$5.9	5.8	4.6

The discount rate used in measuring the Company’s pension obligations was developed by matching yields of actual high-quality corporate bonds to expected future pension plan cash flows (benefit payments). Over 400 Aa-rated, non-callable bonds with a wide range of maturities were used in the analysis. After using the bond yields to determine the present value of the plan cash flows, a single representative rate that resulted in the same present value was developed. The expected long-term rate of return on plan assets assumption was determined by reviewing the actual investment return of the plans since inception and evaluating those returns in relation to expectations of various investment organizations to determine whether long-term future returns are expected to differ significantly from the past.

The following weighted-average assumptions were used to determine the net periodic benefit cost for the pension plans:

	2013	2012	2011
Discount rate	3.75%	4.50%	5.00%
Rate of increase in compensation levels	N/A	N/A	N/A
Expected long-term rate of return on assets	7.50%	7.50%	8.00%

The following weighted-average assumptions were used to determine the net periodic benefit obligations for the pension plans:

	2013	2012
Discount rate	4.75%	3.75%
Rate of increase in compensation levels	N/A	N/A

The assumed rate of increase in compensation levels is not applicable in 2013, 2012 and 2011 as the plan was frozen in earlier years.

The asset allocation for the Company’s pension plans at the end of 2013 and 2012, the Company’s acceptable range and the target allocation for 2014, by asset category, follows:

	Target	Acceptable		Percentage of Plan
	Allocation	Range		Assets at Year-end
Asset Category	2014		2013	2012
Equity securities	38%	34-42%	34%	59%
Fixed income	62%	58-66%	65%	39%
Cash/cash equivalents	0%	0-5%	1%	2%

The Company’s pension plan assets are managed by outside investment managers and assets are rebalanced when the target ranges are exceeded. Pension plan assets consist principally of funds which invest in marketable securities including common stocks, bonds, and interest-bearing deposits. The Company’s investment strategy with respect to pension assets is to achieve a total rate of return (income and capital appreciation) that is sufficient to accomplish the purpose of providing retirement benefits to all eligible and future retirees of the pension plan. The Company regularly monitors performance and compliance with investment guidelines.

FAIR VALUE OF FINANCIAL MEASUREMENTS

FASB ASC 825, Financial Instruments, establishes a three-level hierarchy for disclosure of fair value measurements, based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date, as follows:

Level 1: Inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2: Inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The Company is required to separately disclose assets and liabilities measured at fair value on a recurring basis, from those measured at fair value on a nonrecurring basis.

The fair values of the Company’s defined benefit plan investments as of September 30, 2013, by asset category, are as follows:

(Dollars in millions)	Level 1	Level 2	Level 3	Total
Investments at Fair Value:
Cash and Cash Equivalents	$0.9	—	—	0.9
Common and Preferred Stock Funds:
Domestic large capitalization	4.8	—	—	4.8
Domestic small/mid capitalization	6.5	—	—	6.5
International funds	9.7	—	—	9.7
Fixed Income Funds	43.8	—	—	43.8
Real Estate Investments	2.2	—	—	2.2

Total Investments at Fair Value	$67.9	—	—	67.9

For assets that are measured using quoted prices in active markets, the total fair value is the published market price per unit multiplied by the number of units held without consideration of transaction costs, which have been determined to be immaterial. Assets that are measured using significant other observable inputs are primarily valued by reference to quoted prices of markets that are not active. The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents: The carrying value of cash represents fair value as it consists of actual currency, and is classified as Level 1.

Common and preferred stock funds: The plans’ common and preferred stock funds primarily consist of investments in listed U.S. and international companies’ stocks. The stock investments are valued using quoted prices from the various public markets. Most equity securities trade on formal exchanges, both domestic and foreign (e.g. NYSE, NASDAQ, LSE), and can be accurately described as active markets. The observable valuation inputs are unadjusted quoted prices that represent active market trades.

Fixed income funds: Fixed income funds consist of investments in U.S. and foreign corporate credit, U.S. and foreign government issues (including agencies and mortgages), U.S. Treasuries, U.S. state and municipal securities and asset-backed securities. These investments are generally priced by institutional bids, which reflect estimated values based on underlying model frameworks at various dealers and vendors, or are formally listed on exchanges, where dealers exchange bid and ask offers to arrive at most executed transaction prices.

Real estate investments: The plan invests in U.S. real estate through indirect ownership entities, which are structured as limited partnerships or private real estate investment trusts (REITs).

EXPECTED CASH FLOWS

Information about the expected cash flows for the pension and other postretirement benefit plans follows:

	Pension	Other
(Dollars in millions)	Benefits	Benefits
Expected Employer Contributions — 2014	$3.1	0.1
Expected Benefit Payments
2014	4.3	0.1
2015	4.4	0.1
2016	4.9	0.1
2017	4.9	—
2018	5.0	0.1
2019-2023	$28.1	0.4